Expense Example - The Hartford Growth Allocation Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	657	883	1,128	1,827	293	597	1,026	2,222	82	255	444	990	145	449	776	1,702	113	353	612	1,352	84	262	455	1,014	73	227	395	883